SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Recent Accounting Pronouncements (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Recently issued accounting standards [Abstract]
Unrealized gains on marketable equity securities, pre tax	$ (163)	$ 12	$ (603)	$ 178		$ (559)	$ 5
Payments under operating lease						$ 480
Corporate income tax rate						34.00%
Accumulated Other Comprehensive Income (Loss) [Member]
Recently issued accounting standards [Abstract]
Deferred taxes within AOCI reclassified to retained earnings						$ (127)	0
Retained Earnings [Member]
Recently issued accounting standards [Abstract]
Deferred taxes within AOCI reclassified to retained earnings						127	$ 0
Plan [Member]
Recently issued accounting standards [Abstract]
Corporate income tax rate					21.00%
ASU 2016-01 [Member]
Recently issued accounting standards [Abstract]
Unrealized gains on marketable equity securities, pre tax						486
Unrealized gains on marketable equity securities, after tax						311
Initial adjustment on accumulated other comprehensive income to be recorded in retained earning						443
ASU 2016-02 [Member] | Operating Leases Expire in 2019 [Member]
Recently issued accounting standards [Abstract]
Payments under operating lease						157
ASU 2016-02 [Member] | Operating Leases Expire in 2020 [Member]
Recently issued accounting standards [Abstract]
Payments under operating lease						126
ASU 2016-02 [Member] | Operating Leases Expire in 2021 [Member]
Recently issued accounting standards [Abstract]
Payments under operating lease						$ 159